PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5.PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2013	2014
	$	$
Leasehold improvements	3,162,265	1,709,615
Office equipment	3,787,262	3,174,732
Furniture	3,764,409	3,064,944
Vehicles	311,447	310,320
Buildings	—	34,112,577
Construction in progress	—	183,930
	11,025,383	42,556,118
Less: accumulated depreciation	(6,999,618)	(5,306,349)
	4,025,765	37,249,769

Depreciation expense was $1,019,934, $1,931,792 and $1,351,748 for the years ended December 31, 2012, 2013 and 2014, respectively for continuing business.

The Group’s Logistic Center was reclassified from held-for-sale assets to buildings as of December 31, 2014, see Note 4.

The Group has incurred continuous net losses for the three years ended December 31, 2014, the Group believes the continuing loss and the change in the business environment are indicators of possible impairment in its long-lived assets and performed an impairment analysis for each of its individual asset groups as of December 31, 2014. The Group recognized an impairment charge of $3,695,805 for the year ended December 31, 2013. The group did not incur any impairment of long-lived assets as of December 31, 2014.